Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,261,250)	$ (2,617,514)	$ (8,330,761)	$ (12,253,707)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and impairment of lease merchandise	19,395,158	16,587,622	31,453,246	22,734,553
Other depreciation and amortization	1,191,510	1,002,644	2,090,581	1,566,507
Compensation expense related to issuance of stock options and warrants	72,481	42,211	113,952	136,308
Provision for doubtful/uncollectible accounts	10,658,805	9,675,629	19,135,207	13,281,242
Changes in operating assets and liabilities:
Accounts receivable	(10,504,020)	(9,885,543)	(21,212,888)	(14,710,870)
Prepaid expenses and other	(60,167)	(110,749)	32,296	(124,707)
Lease merchandise	(15,786,419)	(11,532,939)	(34,298,108)	(30,100,878)
Security deposits		(5,928)	(10,206)	(1,493)
Accounts payable	(3,188,174)	(1,337,021)	3,784,397	2,133,818
Accrued payroll and related taxes	(38,832)	(25,312)	108,013	44,814
Accrued expenses	108,198	80,570	535,437	(78,016)
Net cash (used in) provided by operating activities	(2,412,710)	1,873,670	(6,598,834)	(17,372,429)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment, including capitalized software costs	(1,021,551)	(979,562)	(2,021,538)	(1,855,088)
Net cash (used in) investing activities	(1,021,551)	(979,562)	(2,021,538)	(1,855,088)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options		15,000	15,000	42,500
Proceeds from exercise of warrants	1,750
Proceeds from promissory notes	3,465,000
Proceeds of loans from shareholder				1,000,000
Repayment of loans from shareholder				(1,000,000)
Proceeds from loan payable under credit agreement	3,550,000		10,450,000	4,941,359
Repayment of loan payable under credit agreement	(6,420,852)	(788,207)	(2,288,208)	(4,172,714)
Repayment of installment loan	(5,604)
Debt issuance related costs	(69,000)
Proceeds from sale of Series 2 Convertible Preferred Stock, net of related costs of $1,519,339 in 2016				20,432,661
Net cash provided by (used in) financing activities	521,294	(773,207)	8,176,792	21,243,806
(DECREASE)/INCREASE IN CASH	(2,912,967)	120,901	(443,580)	2,016,289
CASH, beginning of period	4,968,915	5,412,495	5,412,495	3,396,206
CASH, end of period	2,055,948	5,533,396	4,968,915	5,412,495
Supplemental cash flow information:
Interest paid	$ 1,422,484	$ 416,407	1,649,795	1,459,756
Non-cash financing activities:
Conversion of preferred stock to common stock			18,300	425,660
Warrants issued to placement agent in conjunction with sale of Series 2 Preferred Stock				$ 150,451